UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund

Annual Report
August 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance August 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Municipal Money Market Fund	1.34%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	82.7
8 - 30	2.6
31 - 60	6.1
61 - 90	1.0
91 - 180	0.9
> 180	6.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 42.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.85% 9/7/22, VRDN (b)(c)	49,015	49,015
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(d)	5,900	5,900
Series 2011 B, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(d)	3,900	3,900
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.79% 9/7/22, VRDN (b)	35,950	35,950
West Jefferson Indl. Dev. Series 2008, 1.79% 9/7/22, VRDN (b)	8,100	8,100
TOTAL ALABAMA		102,865
Alaska - 0.8%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.62% 9/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,350	13,350
Series 1994 C, 1.65% 9/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	18,700	18,700
TOTAL ALASKA		32,050
Arizona - 0.2%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.71% 9/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	3,100	3,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.77% 9/7/22, VRDN (b)	2,400	2,400
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Lucas Apts. Proj.) Series 2003, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	2,100	2,100
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 1.84% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	2,160	2,160
TOTAL ARIZONA		9,760
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.85% 9/7/22, VRDN (b)(c)	10,200	10,200
Series 2002, 1.95% 9/7/22, VRDN (b)(c)	3,100	3,100
TOTAL ARKANSAS		13,300
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.8% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)	100	100
Colorado Health Facilities Auth. Rev. Bonds Series 2022 F, 1.67% 9/7/22, VRDN (b)	27,700	27,700
TOTAL COLORADO		27,800
Connecticut - 0.3%
Connecticut Hsg. Fin. Auth. Series 2019 A, 1.7% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)(c)	10,100	10,100
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.7% 9/7/22, VRDN (b)(c)	8,200	8,200
District Of Columbia - 0.1%
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.83% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,010	3,010
Florida - 1.3%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 1.33% 9/1/22, VRDN (b)(c)	9,800	9,800
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Savannah Springs Apts. Proj.) Series G, 1.72% 9/7/22, LOC Citibank NA, VRDN (b)(c)	11,805	11,805
FNMA:
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) Series 2003, 1.7% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	5,400	5,400
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series 2003 G, 1.72% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	5,425	5,425
Series 2006 H, 1.75% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	5,695	5,695
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.71% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	5,400	5,400
(Morgan Creek Apts. Proj.) Series 2003, 1.7% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	9,900	9,900
TOTAL FLORIDA		53,425
Georgia - 1.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.3% 9/1/22, VRDN (b)(c)	23,310	23,310
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.56% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.39% 9/1/22, VRDN (b)	5,800	5,800
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.33% 9/1/22, VRDN (b)(c)	3,250	3,250
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.75% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	7,230	7,230
TOTAL GEORGIA		46,050
Illinois - 3.4%
Chicago Midway Arpt. Rev. Series 2014 C, 1.71% 9/7/22, LOC PNC Bank NA, VRDN (b)(c)	84,210	84,210
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.59% 9/7/22, LOC Bayerische Landesbank, VRDN (b)(c)	37,770	37,770
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.72% 9/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	5,930	5,930
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 1.75% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	7,330	7,330
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.85% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	6,000	6,000
TOTAL ILLINOIS		141,240
Indiana - 1.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.66% 9/7/22, VRDN (b)(c)	36,250	36,250
Series 2003 B, 1.63% 9/7/22, VRDN (b)(c)	22,500	22,494
TOTAL INDIANA		58,744
Iowa - 3.9%
Iowa Fin. Auth. Rev. Series 2018 C, 1.6% 9/7/22, LOC JPMorgan Chase Bank, VRDN (b)	7,400	7,400
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 1.68% 9/7/22, VRDN (b)(c)	45,100	45,100
Series 2016 B, 1.68% 9/7/22, VRDN (b)(c)	17,600	17,600
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 1.63% 9/7/22, VRDN (b)(c)	91,630	91,630
TOTAL IOWA		161,730
Kansas - 1.7%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.65% 9/7/22, VRDN (b)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.69% 9/7/22, VRDN (b)	2,400	2,400
Series 2007 B, 1.69% 9/7/22, VRDN (b)	9,400	9,400
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	25,100	25,100
Series 2002, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	5,200	5,200
TOTAL KANSAS		70,400
Kentucky - 1.9%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.66% 9/7/22 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	6,070	6,070
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.66% 9/7/22 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	33,900	33,900
Series 1993 B, 1.66% 9/7/22 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	40,000	40,000
TOTAL KENTUCKY		79,970
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 1.53% 9/7/22, VRDN (b)(c)	13,000	13,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.95% 9/7/22, VRDN (b)	4,200	4,200
TOTAL LOUISIANA		17,200
Maryland - 0.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 1.74% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	9,700	9,700
Michigan - 0.8%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 1.73% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	18,460	18,460
Series 2008 A, 1.53% 9/7/22, LOC Barclays Bank PLC, VRDN (b)(c)	1,180	1,180
Series 2018 C, 1.51% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	11,600	11,600
TOTAL MICHIGAN		31,240
Minnesota - 0.0%
FNMA Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 1.71% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	1,165	1,165
Nebraska - 2.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	9,705	9,705
Series 2015 B, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	16,420	16,420
Series 2015 D, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	13,735	13,735
Series 2016 B, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	6,345	6,345
Series 2016 D, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	20,720	20,720
Series 2018 D, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,800	1,800
Series 2019 C, 1.6% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	8,470	8,470
Series 2021 B, 1.58% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	16,800	16,800
Series 2022 E, 1.58% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	6,800	6,800
Series B, 1.63% 9/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	9,500	9,500
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.85% 9/7/22, VRDN (b)(c)	1,200	1,200
Series 1998, 1.85% 9/7/22, VRDN (b)(c)	1,200	1,200
TOTAL NEBRASKA		112,695
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 1.52% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	17,500	17,500
Series 2008 C3, 1.54% 9/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	14,120	14,120
TOTAL NEVADA		31,620
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.73% 9/7/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700	4,700
New York - 5.1%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Cook Street Apts. Proj.) Series A, 1.53% 9/7/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,000	1,000
(Related-Upper East Proj.) Series A, 1.7% 9/7/22, LOC Landesbank Baden-Wurttemberg, VRDN (b)(c)	25,700	25,700
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 1.51% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	30,260	30,260
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.63% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	38,145	38,145
(Clinton Green South Hsg. Proj.) Series 2005 A, 1.63% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	18,300	18,300
(Theatre Row Tower Hsg. Proj.) Series 2002 A, 1.63% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	12,600	12,600
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.63% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	35,700	35,700
(West 20th Street Proj.) Series 2001 A, 1.51% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	16,200	16,200
Series 2008 A, 1.53% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	31,015	31,015
TOTAL NEW YORK		208,920
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.72% 9/30/22, VRDN (b)(e)	500	500
Series 1995 4, 1.75% 9/30/22, VRDN (b)(c)(e)	3,900	3,900
TOTAL NEW YORK AND NEW JERSEY		4,400
North Carolina - 0.4%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 1.75% 9/7/22, VRDN (b)(c)	7,500	7,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.7% 9/7/22, LOC Cr. Industriel et Commercial, VRDN (b)	8,800	8,800
TOTAL NORTH CAROLINA		16,300
Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 G, 1.51% (b)(c)	500	500
Oregon - 0.2%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.74% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	2,770	2,770
(New Columbia - Trouton Proj.) Series 2005, 1.74% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	4,405	4,405
TOTAL OREGON		7,175
Pennsylvania - 0.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 1.74% 9/7/22, LOC Truist Bank, VRDN (b)	4,335	4,335
Beaver County Indl. Dev. Auth. Series 2018 A, 1.74% 9/7/22, LOC Truist Bank, VRDN (b)	700	700
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 1.74% 9/7/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.72% 9/7/22, LOC Citizens Bank NA, VRDN (b)	600	600
TOTAL PENNSYLVANIA		12,540
South Carolina - 0.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.85% 9/7/22, VRDN (b)(c)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.7% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.7% 9/7/22, LOC TD Banknorth, NA, VRDN (b)(c)	15,000	15,000
TOTAL SOUTH CAROLINA		31,000
Tennessee - 0.7%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 1.66% 9/7/22, VRDN (b)(c)	5,200	5,200
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.77% 9/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	7,800	7,800
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) Series 2007, 1.75% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	15,000	15,000
TOTAL TENNESSEE		28,000
Texas - 5.4%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 1.77% 9/7/22, LOC Citibank NA, VRDN (b)(c)	8,600	8,600
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.77% 9/7/22, LOC Citibank NA, VRDN (b)(c)	1,700	1,700
Calhoun Port Auth. Envir. Facilities Rev. Series 2007 A, 1.71% 9/7/22, LOC PNC Bank NA, VRDN (b)(c)	6,665	6,665
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 1.85% 9/7/22, VRDN (b)(c)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	10,310	10,310
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.53% 9/7/22, VRDN (b)(c)	25,000	25,000
Series 2001, 1.53% 9/7/22, VRDN (b)(c)	24,000	24,000
Series 2010 A, 1.58% 9/7/22 (TotalEnergies SE Guaranteed), VRDN (b)	20,000	20,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.54% 9/7/22 (TotalEnergies SE Guaranteed), VRDN (b)(c)	10,000	10,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 1.52% 9/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	7,500	7,500
Series 2002 A, 1.61% 9/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,670	20,670
Series 2003 A, 1.61% 9/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	14,450	14,450
Series 2007 B, 1.61% 9/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	20,910	20,910
Series 2015 A, 1.56% 9/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,710	3,710
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) Series 2005, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	5,080	5,080
(Primrose at Bammel Apts. Proj.) Series 2005, 1.75% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	6,680	6,680
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	9,500	9,500
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 1.81% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	14,525	14,525
TOTAL TEXAS		221,900
Washington - 1.0%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) Series 2000, 1.72% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	15,555	15,555
Port of Seattle Rev. Series 2008, 1.62% 9/7/22, LOC MUFG Bank Ltd., VRDN (b)(c)	16,970	16,970
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Lodge at Eagle Ridge Proj.) Series A, 1.71% 9/7/22, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	9,485	9,485
TOTAL WASHINGTON		42,010
West Virginia - 2.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.75% 9/7/22, VRDN (b)(c)	37,475	37,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.75% 9/7/22, VRDN (b)(c)	45,400	45,400
TOTAL WEST VIRGINIA		82,875
Wisconsin - 1.3%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 1.75% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	53,200	53,200
Wyoming - 0.6%
Converse County Envir. Impt. Rev. Series 1995, 1.65% 9/7/22, VRDN (b)(c)	3,600	3,600
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.66% 9/7/22, VRDN (b)(c)	16,800	16,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.64% 9/7/22, VRDN (b)(f)	2,000	2,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 1.4% 9/1/22, VRDN (b)(c)	4,100	4,100
TOTAL WYOMING		26,500
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,762,284)		1,762,284

Tender Option Bond - 39.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series ZL 02 98, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,000	5,000
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,165	3,165
Huntsville Hosp. Participating VRDN Series XG 03 84, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,910	1,910
TOTAL ALABAMA		10,075
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN:
Series 20 XF 09 90, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,755	2,755
Series XM 10 13, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	900	900
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,200	4,200
Mesa Util. Sys. Rev. Participating VRDN:
Series Solar 17 0026, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	2,870	2,870
Series XM 10 12, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	900	900
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 1.77% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,025	2,025
Series YX 11 54, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,190	2,190
TOTAL ARIZONA		15,840
California - 2.9%
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	800	800
Series DBE 80 11, 1.81% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	31,150	31,150
Series Floaters XF 24 67, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,500	3,500
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series XF 29 04, 1.71% (b)(g)(h)	3,025	3,025
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	6,520	6,520
Series Floaters XF 27 24, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	3,800	3,800
Series Floaters XG 02 32, 1.71% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	4,000	4,000
Series Floaters XX 10 28, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	8,000	8,000
Series XL 01 61, 1.71% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	4,235	4,235
Series XM 08 69, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	5,780	5,780
Series YX 12 29, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,980	4,980
Series ZM 04 73, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	425	425
Series ZM 04 87, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	1,470	1,470
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,900	2,900
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XX 12 15, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,000	2,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 01 01, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,235	1,235
Series XF 28 76, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	10,700	10,700
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	6,400	6,400
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	10,105	10,105
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,145	3,145
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,200	4,200
TOTAL CALIFORNIA		118,370
Colorado - 4.4%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 004, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	18,000	18,000
Series Floaters XF 06 67, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,345	6,345
Series XG 02 51, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,825	2,825
Series XM 08 29, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Series XM 08 38, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,550	3,550
Series XM 08 41, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,000	4,000
Series XX 11 30, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,880	3,880
Series ZF 08 09, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,000	1,000
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	6,900	6,900
Denver City & County Arpt. Rev.:
Bonds Series G-114, 1.92%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(g)(h)	1,600	1,600
Participating VRDN:
Series Floaters XF 07 57, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	2,915	2,915
Series Floaters XG 01 96, 1.8% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	47,905	47,905
Series Floaters XL 00 83, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	23,665	23,665
Series Floaters XL 00 84, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	13,665	13,665
Series Floaters ZF 06 89, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	4,375	4,375
Series Floaters ZF 06 90, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	9,315	9,315
Series Floaters ZF 06 91, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	3,680	3,680
Series XG 03 73, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	19,500	19,500
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Solar 0065, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	6,005	6,005
TOTAL COLORADO		183,025
Connecticut - 2.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,200	3,200
Series Floaters 016, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	84,730	84,730
Series XM 08 57, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,500	6,500
Series XM 08 58, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	5,640	5,640
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	5,400	5,400
Participating VRDN Series ROC II R 14073, 1.73% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	1,500	1,500
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,700	3,700
TOTAL CONNECTICUT		110,670
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN:
Series MS 4301, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,600	5,600
Series Solar 0035, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	2,425	2,425
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,800	1,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 09 20, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,145	2,145
Series XG 02 67, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,015	5,015
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 1.79% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	2,295	2,295
Series Floaters XF 27 94, 1.75% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,545	1,545
Series Floaters ZM 05 54, 1.71% 9/7/22 (Liquidity Facility Citibank NA) (b)(c)(g)(h)	2,500	2,500
TOTAL DISTRICT OF COLUMBIA		23,325
Florida - 3.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 1.75% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,905	1,905
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	15,950	15,950
Broward County Port Facilities Rev. Participating VRDN:
Series XF 08 17, 1.74% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	6,795	6,795
Series XF 09 52, 1.73% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	3,320	3,320
Series ZF 08 26, 1.76% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,635	2,635
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,480	5,480
Series XG 02 81, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,800	1,800
Series ZF 09 31, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,605	1,605
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,100	1,100
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.92%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(g)(h)	2,200	2,200
Participating VRDN:
Series Floaters ZF 25 03, 1.71% 9/7/22 (Liquidity Facility Citibank NA) (b)(c)(g)(h)	3,750	3,750
Series XF 28 77, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	9,100	9,100
Series XM 08 90, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	8,765	8,765
Series XM 08 96, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	10,200	10,200
Series ZF 08 22, 1.76% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	8,200	8,200
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 1.74% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	2,930	2,930
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,185	2,185
Miami-Dade County Participating VRDN Series XF 29 46, 1.75% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	1,200	1,200
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,070	3,070
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,190	3,190
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	5,000	5,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,400	6,400
South Broward Hosp. District Rev. Participating VRDN Series XM 09 88, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,675	4,675
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,700	7,700
Series XM 08 68, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	700	700
TOTAL FLORIDA		123,355
Georgia - 1.6%
Bainbridge Combined Utils. Rev. Participating VRDN Series XG 03 49, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	14,800	14,800
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,715	1,715
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,100	1,100
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	11,100	11,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,945	2,945
Series XG 02 56, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	11,000	11,000
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,400	3,400
Main Street Natural Gas, Inc. Participating VRDN:
Series 2022 ZL 03 05, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,995	1,995
Series ZL 03 06, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,025	2,025
Series ZL 03 09, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,370	2,370
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,000	5,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	6,425	6,425
TOTAL GEORGIA		67,875
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 1.73% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	7,870	7,870
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	12,290	12,290
Hawaii Gen. Oblig. Participating VRDN:
Series Solar 17 0031, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	5,030	5,030
Series XF 04 39, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	6,000	6,000
TOTAL HAWAII		31,190
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series XG 03 74, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,180	2,180
Illinois - 4.3%
Chicago Gen. Oblig. Participating VRDN:
Series E 151, 1.71% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	14,900	14,900
Series Floaters XL 01 05, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,400	6,400
Series XM 10 05, 1.82% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,300	1,300
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.71% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	9,020	9,020
Series Floaters XG 02 19, 1.71% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	6,475	6,475
Series Floaters XM 06 86, 1.76% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	4,480	4,480
Series XF 28 66, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,650	3,650
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,400	4,400
Illinois Fin. Auth. Participating VRDN:
Series XF 09 80, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	7,125	7,125
Series XG 02 99, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,900	1,900
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	14,665	14,665
Series XF 07 11, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,050	11,050
Series XF 11 47, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,300	2,300
Series YX 12 26, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,575	4,575
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,000	7,000
Series Floaters XX 10 81, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	15,200	15,200
Series Floaters YX 10 72, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,595	2,595
Series Floaters YX 10 86, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,660	1,660
Series XF 10 10, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,500	7,500
Series XF 28 41, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,150	3,150
Series XM 07 59, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	5,050	5,050
Series XX 11 41, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,400	1,400
Series YX 11 50, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,590	2,590
Series YX 11 51, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,975	5,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.73% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000	2,000
Series 2022 XF 12 88, 1.73% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	10,500	10,500
Series XM 00 78, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	15,375	15,375
Series XM 10 02, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,660	5,660
Portofino Landings Cmnty. Dev. D Participating VRDN Series XM 09 38, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	700	700
TOTAL ILLINOIS		178,595
Indiana - 0.2%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	9,400	9,400
Kentucky - 0.8%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.77% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,925	2,925
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,900	1,900
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,400	10,400
Series Floaters XF 24 85, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,300	10,300
Series XM 08 39, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,390	2,390
Series XM 08 42, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,575	2,575
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	1,200	1,200
TOTAL KENTUCKY		31,690
Louisiana - 3.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.7% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	114,600	114,600
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series XF 12 02, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	6,425	6,425
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	11,240	11,240
TOTAL LOUISIANA		132,265
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,290	3,290
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,600	1,600
TOTAL MARYLAND		4,890
Michigan - 0.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	10,100	10,100
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	700	700
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,525	2,525
Series Floaters ZF 07 90, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	400	400
Series Floaters ZF 07 96, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	565	565
Series Floaters ZF 28 25, 1.75% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,300	1,300
Series XM 02 23, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,400	2,400
Series XM 04 72, 1.7% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	4,050	4,050
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100	2,100
TOTAL MICHIGAN		24,140
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 1.74% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	3,460	3,460
Missouri - 1.7%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 1.89% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	6,500	6,500
Series XG 04 02, 0% 9/8/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	4,000	4,000
Series YX 11 59, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,200	2,200
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,900	2,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,000	3,000
Series Floaters XG 01 84, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	6,200	6,200
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	29,900	29,900
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,460	9,460
Series Floaters C17, 1.71% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,500	5,500
TOTAL MISSOURI		69,660
Montana - 0.0%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	700	700
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,400	1,400
Series 2022 ZL 03 03, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,380	3,380
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,545	5,545
TOTAL NEBRASKA		10,325
Nevada - 0.3%
Clark County Hwy. Impt. Rev. Participating VRDN Series XG 03 65, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	5,000	5,000
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XG 03 56, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	7,200	7,200
Series XM 08 66, 1.71% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,100	2,100
TOTAL NEVADA		14,300
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,000	2,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,750	1,750
Series Floaters XL 00 52, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	6,625	6,625
Series YX 11 60, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,115	3,115
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	1,210	1,210
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,900	1,900
Series Floaters XX 10 93, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Series YX 11 38, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,700	2,700
TOTAL NEW JERSEY		23,200
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,575	2,575
New York - 2.5%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 1.82% 10/12/22 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	1,225	1,225
Series XL 01 65, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	120	120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	30,700	30,700
Series XF 13 36, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,325	4,325
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 1.77%, tender 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,700	2,700
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	4,800	4,800
Series XF 24 19, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,625	5,625
Series XF 28 68, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,000	9,000
Series XF 28 78, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,800	4,800
Series XG 02 90, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	29,865	29,865
Series XX 11 56, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	9,165	9,165
TOTAL NEW YORK		102,325
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 65, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	8,430	8,430
Series Floaters XF 06 83, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	2,000	2,000
Series Floaters XF 24 88, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(c)(g)(h)	2,500	2,500
Series Floaters XM 06 16, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	8,740	8,740
Series ROC 14086, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(c)(g)(h)	12,210	12,210
Series XF 09 38, 1.74% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	15,945	15,945
Series YX 11 78, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,625	5,625
Series ZL 02 55, 1.74% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	1,100	1,100
TOTAL NEW YORK AND NEW JERSEY		56,550
North Carolina - 0.3%
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series 2021 XF 29 38, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,520	4,520
Series 2022 ZF 12 73, 1.71% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,750	3,750
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN Series XM 10 11, 1.74% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,100	2,100
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	695	695
Series ZL 02 61, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,425	3,425
TOTAL NORTH CAROLINA		14,490
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,900	1,900
Ohio - 0.6%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 1.77% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,755	1,755
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,200	1,200
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	7,510	7,510
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,800	3,800
Ohio Hosp. Rev. Participating VRDN:
Series 002, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Series C18, 1.71% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,400	2,400
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	2,500	2,500
TOTAL OHIO		23,065
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	310	310
Series XX 12 24, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,200	4,200
TOTAL OKLAHOMA		4,510
Oregon - 0.4%
Port of Portland Arpt. Rev. Participating VRDN:
Series 2022 YX 11 77, 1.73% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	8,500	8,500
Series XM 09 73, 1.74% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	6,800	6,800
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 1.72% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,750	1,750
TOTAL OREGON		17,050
Pennsylvania - 0.6%
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,200	3,200
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 1.75% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,320	2,320
Series XM 08 87, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,230	1,230
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series BC 22 018, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,200	2,200
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	11,245	11,245
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,100	2,100
TOTAL PENNSYLVANIA		25,395
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	7,685	7,685
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,800	3,800
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	6,410	6,410
Series ZF 08 24, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	4,575	4,575
TOTAL SOUTH CAROLINA		22,470
Tennessee - 0.4%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 1.74% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	2,900	2,900
Series YX 11 39, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	3,000	3,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,000	2,000
Series Floaters XL 00 62, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,209	2,209
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,475	4,475
TOTAL TENNESSEE		14,584
Texas - 0.7%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	5,800	5,800
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,630	1,630
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 XG 03 28, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	1,129	1,129
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,300	2,300
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,075	3,075
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	3,000	3,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000	2,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	6,900	6,900
Series XG 02 78, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,880	2,880
TOTAL TEXAS		28,714
Utah - 0.1%
Utah County Hosp. Rev. Participating VRDN Series XM 10 03, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,440	2,440
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series ZL 02 28, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,500	6,500
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	2,900	2,900
Univ. of Virginia Gen. Rev. Participating VRDN Series Solar 17 17, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(g)(h)	3,225	3,225
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(g)(h)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	3,935	3,935
Series ZF 09 27, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,560	2,560
TOTAL VIRGINIA		20,420
Washington - 2.0%
CommonSpirit Health Participating VRDN Series XF 1017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	22,000	22,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 1.73% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	3,600	3,600
Series Floaters XM 06 65, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	12,700	12,700
Series Floaters ZM 06 69, 1.77% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	9,700	9,700
Series XF 13 71, 1.8% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	4,300	4,300
Series XF 26 30, 1.76% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	8,480	8,480
Series XM 08 75, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,950	2,950
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	5,410	5,410
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,835	4,835
Series XG 02 92, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700	3,700
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 1.77% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600	1,600
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,455	1,455
TOTAL WASHINGTON		80,730
Wyoming - 0.0%
Cheyenne Reg'l. Med. Ctr. Participating VRDN Series XL 13 45, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,920	1,920
TOTAL TENDER OPTION BOND (Cost $1,607,668)		1,607,668

Other Municipal Security - 15.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.1%
Maricopa County Rev. Bonds Series B, 5%, tender 10/18/22 (b)	770	773
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2019 A, 5% 1/1/23	3,500	3,536
TOTAL ARIZONA		4,309
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Bonds Series 2012 B, 5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	2,000	2,016
Connecticut - 0.0%
Connecticut Gen. Oblig. Bonds Series 2022, 4% 9/15/22	700	701
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2012 A, 5% 10/1/22 (Escrowed to Maturity) (c)	1,000	1,002
Series 2021 A, 5% 10/1/22 (c)	5,195	5,209
TOTAL DISTRICT OF COLUMBIA		6,211
Florida - 3.0%
Broward County Arpt. Sys. Rev. Bonds Series 2012 Q2, 5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (c)	2,000	2,005
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series 2019 A, 5% 10/1/22 (c)	4,105	4,116
Jacksonville Port Auth. Rev. Bonds Series 2012, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100) (c)	1,545	1,552
Miami-Dade County Series 2022 B1, 1.52% 10/4/22, LOC Bank of America NA, CP (c)	4,600	4,600
Miami-Dade County Aviation Rev.:
Bonds Series 2012 A:
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (c)	6,250	6,266
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (c)	1,300	1,303
5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100) (c)	1,015	1,017
Series 2022, 1.85% 9/12/22, LOC Bank of America NA, CP (c)	1,800	1,800
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.97%, tender 3/29/23 (b)(i)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.92%, tender 3/29/23 (b)(i)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.97%, tender 3/29/23 (b)(i)	42,015	42,015
TOTAL FLORIDA		121,774
Illinois - 1.1%
Chicago Gen. Oblig. Bonds Series 2016 C, 5% 1/1/23 (Escrowed to Maturity)	4,885	4,939
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.97%, tender 3/29/23 (b)(i)	40,690	40,690
TOTAL ILLINOIS		45,629
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Bonds Series B, 5% 11/1/22	2,560	2,572
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2022, 1.85% tender 9/8/22 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	2,900	2,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 1.8% tender 9/12/22, CP mode	5,237	5,237
Nantucket Gen. Oblig. BAN Series 2022, 3% 10/14/22	3,135	3,140
TOTAL MASSACHUSETTS		11,277
Michigan - 1.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.92%, tender 3/29/23 (b)(i)	17,245	17,245
Michigan Bldg. Auth. Rev. Series 2022 9, 2.06% 11/17/22, LOC JPMorgan Chase Bank, CP	23,300	23,300
Michigan Fin. Auth. Rev. Bonds:
Series 2013 M1, 1.35%, tender (b)	3,500	3,500
Series 2017 A, 5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	1,300	1,309
TOTAL MICHIGAN		45,354
New Jersey - 0.0%
Summit Gen. Oblig. BAN Series 2021, 2% 10/21/22	2	2
New York - 0.0%
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	1	1
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
Bonds:
Series 2013, 5% 12/1/22 (c)	2,635	2,655
Series 2016 195, 5% 10/1/22 (c)	2,055	2,060
Series 2018, 5% 9/15/22 (c)	1,075	1,076
Series 2022 A:
1.48% 9/1/22, CP (c)	22,370	22,370
1.65% 10/6/22, CP (c)	7,670	7,670
2.02% 9/15/22, CP (c)	11,680	11,680
2.15% 10/13/22, CP (c)	21,400	21,400
TOTAL NEW YORK AND NEW JERSEY		68,911
Pennsylvania - 0.2%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 2022 B2, 1.67% tender 10/20/22, CP mode	6,600	6,600
Tennessee - 0.3%
Memphis Gen. Oblig. Series 2022 A, 1.38% 9/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,500	5,500
Shelby County Health Edl. & Hsg. Facility Board Residential Care Facilitiy Mtg. Rev. Bonds Series 2012:
5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	2,075	2,090
5.25% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	2,000	2,015
5.375% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	3,500	3,528
TOTAL TENNESSEE		13,133
Texas - 6.5%
Austin Elec. Util. Sys. Rev.:
Series 2022 A, 1.85% 9/22/22 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
Series 2022, 1.42% 9/15/22 (Liquidity Facility JPMorgan Chase Bank), CP	7,600	7,600
Dallas Fort Worth Int'l. Arpt. Rev. Bonds:
Series 2013 C, 5.125% 11/1/22 (Pre-Refunded to 11/1/22 @ 100) (c)	4,050	4,071
Series 2014 B, 4.5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100) (c)	1,000	1,004
Garland Series 2022, 1.55% 9/15/22, LOC Barclays Bank PLC, CP	4,400	4,400
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.87%, tender 3/29/23 (b)(i)	33,900	33,900
Series 2020 C, 5%, tender (b)	1,000	1,007
Series 2022 B3, 1.3% tender 10/3/22, CP mode	13,000	13,000
Series 2022, 1.45% tender 9/2/22, CP mode	13,400	13,400
Harris County Flood District Cont. Ctfs. of Prtn. Series 2022 H, 1.85% 9/21/22 (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
Harris County Gen. Oblig. Series 2022 D, 1.9% 10/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	2,800	2,800
Harris County Metropolitan Trans. Auth.:
Series 2022 A1, 1.35% 10/6/22 (Liquidity Facility JPMorgan Chase Bank), CP	7,700	7,700
Series 2022 A3, 1.33% 10/6/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Arpt. Sys. Rev. Series 2022 A:
1.35% 9/2/22, LOC Sumitomo Mitsui Banking Corp., CP (c)	18,400	18,400
1.95% 10/3/22, LOC Sumitomo Mitsui Banking Corp., CP (c)	10,700	10,700
Houston Gen. Oblig. Series 2022 G2, 1.95% 10/6/22, LOC Barclays Bank PLC, CP	1,600	1,600
Love Field Arpt. Modernization Rev. Series 2022, 2.05% 9/16/22, LOC JPMorgan Chase Bank, CP (c)	22,800	22,800
Lower Colorado River Auth. Rev. Series 2022, 1.97% 10/20/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.97%, tender 3/29/23 (b)(i)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.97%, tender 3/29/23 (b)(i)	31,000	31,000
Univ. of Texas Board of Regents Sys. Rev. Series 2022 A:
1.92% 10/20/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,700	7,700
1.94% 9/15/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,800	7,800
1.98% 11/2/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,900	3,900
2% 11/1/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900	1,900
Univ. of Texas Permanent Univ. Fund Rev. Series 2022 A, 2.3% 1/10/23, CP	4,600	4,600
TOTAL TEXAS		267,682
Washington - 0.2%
King County Gen. Oblig. Series 2022 A:
1.92% 9/27/22, CP	4,600	4,600
1.95% 9/21/22, CP	1,700	1,700
Port of Seattle Rev. Bonds Series 2018 A, 5% 5/1/23 (c)	3,320	3,369
TOTAL WASHINGTON		9,669
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 2022:
1.98% 5/15/23, CP	7,200	7,200
2.1% 5/15/23, CP	4,300	4,300
TOTAL WISCONSIN		11,500
TOTAL OTHER MUNICIPAL SECURITY (Cost $617,341)		617,341

Investment Company - 3.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 1.45% (j)(k) (Cost $135,814)	135,789	135,814

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,123,107)	4,123,107
NET OTHER ASSETS (LIABILITIES) - 0.0%	(847)
NET ASSETS - 100.0%	4,122,260

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,000,000 or 1.5% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,600,000 or 0.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	5,400
Denver City & County Arpt. Rev. Bonds Series G-114, 1.92%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	1,600
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.92%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	2,200
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/03/21	1,200
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	3,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	2,500
Port Auth. of New York & New Jersey Series 1992 2, 1.72% 9/30/22, VRDN	7/15/20	500
Port Auth. of New York & New Jersey Series 1995 4, 1.75% 9/30/22, VRDN	8/17/20	3,900
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	1,300
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.45%	453,999	1,623,823	1,942,008	769	-	-	135,814	8.2%
Total	453,999	1,623,823	1,942,008	769	-	-	135,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$3,987,293
Unaffiliated issuers (cost $3,987,293)
Fidelity Central Funds (cost $135,814)	135,814

Total Investment in Securities (cost $4,123,107)		$4,123,107
Cash		1
Receivable for securities sold on a delayed delivery basis		4,470
Receivable for fund shares sold		2,846
Interest receivable		9,325
Distributions receivable from Fidelity Central Funds		244
Prepaid expenses		7
Other receivables		1
Total assets		4,140,001
Liabilities
Payable for investments purchased
Regular delivery	$8,475
Delayed delivery	2,000
Payable for fund shares redeemed	5,559
Distributions payable	244
Accrued management fee	854
Other affiliated payables	560
Other payables and accrued expenses	49
Total Liabilities		17,741
Net Assets		$4,122,260
Net Assets consist of:
Paid in capital		$4,122,625
Total accumulated earnings (loss)		(365)
Net Assets		$4,122,260
Net Asset Value , offering price and redemption price per share ($4,122,260 ÷ 4,114,986 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$21,426
Income from Fidelity Central Funds		767
Total Income		22,193
Expenses
Management fee	$10,904
Transfer agent fees	6,796
Accounting fees and expenses	383
Custodian fees and expenses	42
Independent trustees' fees and expenses	15
Registration fees	72
Audit	44
Legal	4
Miscellaneous	12
Total expenses before reductions	18,272
Expense reductions	(6,871)
Total expenses after reductions		11,401
Net Investment income (loss)		10,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(39)
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		(37)
Net increase in net assets resulting from operations		$10,755

Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,792	$503
Net realized gain (loss)	(37)	750
Net increase in net assets resulting from operations	10,755	1,253
Distributions to shareholders	(11,388)	(501)
Share transactions
Proceeds from sales of shares	689,167	453,452
Reinvestment of distributions	10,791	477
Cost of shares redeemed	(1,224,861)	(1,237,254)
Net increase (decrease) in net assets and shares resulting from share transactions	(524,903)	(783,325)
Total increase (decrease) in net assets	(525,536)	(782,573)

Net Assets
Beginning of period	4,647,796	5,430,369
End of period	$4,122,260	$4,647,796

Other Information
Shares
Sold	689,167	453,452
Issued in reinvestment of distributions	10,791	477
Redeemed	(1,224,861)	(1,237,254)
Net increase (decrease)	(524,903)	(783,325)

Fidelity® Municipal Money Market Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.003	- B	.007	.013	.009
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B
Total from investment operations	.003	- B	.008	.013	.009
Distributions from net investment income	(.003)	- B	(.007)	(.013)	(.009)
Distributions from net realized gain	- B	-	(.001)	- B	-
Total distributions	(.003)	- B	(.008)	(.013)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.27%	.01%	.76%	1.30%	.89%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.41%	.41%	.42%	.42%	.41%
Expenses net of fee waivers, if any	.26%	.16%	.41%	.42%	.41%
Expenses net of all reductions	.26%	.16%	.41%	.42%	.41%
Net investment income (loss)	.24%	.01%	.71%	1.29%	.87%
Supplemental Data
Net assets, end of period (in millions)	$4,122	$4,648	$5,430	$6,546	$8,219

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended August 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:
Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax Cost	$ 4,123,107
The tax-based components of distributable earnings as of period end were as follows:
The Fund intends to elect to defer to its next fiscal year $325 of capital losses recognized during the period November 1, 2021 to August 31, 2022.
The tax character of distributions paid was as follows:
	August 31, 2022	August 31, 2021
Tax-exempt Income	10,791	501
Long-term Capital Gains	597	-
Total	$ 11,388	$ 501
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .25% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:
% of Average Net Assets
Fidelity Municipal Money Market Fund	.01
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Money Market Fund	268,553	331,832	(4)
5. Expense Reductions.
The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $6,795.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $74.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
8. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Arizona Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Arizona Municipal Money Market Fund in exchange for shares of the Fund equal in value to the net assets of Fidelity Arizona Municipal Money Market Fund on the day the reorganization is effective.   The reorganization provides shareholders of Fidelity Arizona Municipal Money Market Fund access to a larger portfolio with a similar investment objective.
A meeting of shareholders of Fidelity Arizona Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization.   If approved by shareholders, the reorganization is expected to become effective on December 2, 2022.   The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II, referred to hereafter as the "Fund") as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.   Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.   We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 297 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Municipal Money Market Fund	.40%
Actual		$ 1,000	$ 1,002.50	$ 2.02
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $272,748, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2022, 100% of the fund's income dividends was free from federal income tax, and 48.28% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.538360.125
MMM-ANN-1022
Fidelity® Arizona Municipal Income Fund
Fidelity® Arizona Municipal Money Market Fund

Annual Report
August 31, 2022

Contents

Fidelity® Arizona Municipal Income Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Fidelity® Arizona Municipal Income Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	-9.07%	0.84%	2.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,500
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values

$12,335 Fidelity® Arizona Municipal Income Fund

$12,493 Bloomberg Municipal Bond Index

Fidelity® Arizona Municipal Income Fund
Management's Discussion of Fund Performance
Market Recap:
Tax-exempt municipal bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg Municipal Bond Index returned -8.63% for the period. In late 2021, the muni market benefited from an improved fiscal outlook for many issuers, bolstered by better-than-expected tax revenue and substantial federal pandemic-related aid. From January through April, investors sold municipals and other fixed-income asset classes as rapidly rising inflation heightened concern that interest rates were headed much higher and more quickly than the market had anticipated at the end of 2021. As expected, the Fed raised its target policy rate by 25 basis points (0.25%) in mid-March, its first policy rate hike since 2018, and signaled more rate hikes were in the offing. While munis staged a partial rebound in May, when expectations for additional rate hikes became somewhat tempered, they slumped again in June, when the Fed followed up its late-May rate hike of 50 basis points with an increase of 75 basis points - the biggest since 1994. Despite a second consecutive hike of 75 basis points in July, munis posted a positive result for the month, as signs of slower economic growth suggested to some investors a nearing peak in inflation and interest rates. But pressure on munis resurfaced in August, when the Fed reiterated its commitment to raising rates until inflation moderates.   Muni credit fundamentals remained solid throughout the 12 months and, for most issuers, the risk of credit-rating downgrades appeared low.
Comments from Co-Managers Michael Maka, Cormac Cullen and Elizah McLaughlin:
For the fiscal year ending August 31, 2022, the fund returned -9.07%, lagging, net of fees, the -8.47% result of the state-specific Bloomberg Arizona 2+ Year Enhanced Municipal Linked 08/01/2018 Index, as well as the -8.63% return of the benchmark, the Bloomberg Municipal Bond Index. The past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return. Versus the state-specific index, the fund's larger exposure to bonds issued by certain hospitals detracted from performance. These holdings underperformed the index because the hospitals struggled to rebuild patient and procedure volumes to pre-pandemic levels and grappled with higher labor costs. Differences in the way fund holdings and index components were priced also notably hurt our relative result. In contrast, overweighting higher-coupon munis contributed because they outpaced lower-coupon securities this period. The fund's overweighting in bonds issued by the Maryland State Transportation Authority also contributed, given that these higher-quality securities fared better than the state index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund
Investment Summary August 31, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
Education	24.0%
Health Care	23.4%
Transportation	12.4%
General Obligations	11.8%
Water & Sewer	9.1%
Special Tax	8.9%
Others* (Individually Less Than 5%)	10.4%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Municipal Bonds - 99.3%
	Principal Amount (a)	Value ($)
Arizona - 98.4%
Apache County Ariz Unified School Distn Series 2022:
5% 7/1/35	500,000	545,370
5% 7/1/36	500,000	543,977
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 A, 5% 7/1/35	2,215,000	2,339,501
Series 2015 B, 5% 7/1/31	1,525,000	1,620,114
Series 2015 D:
5% 7/1/34	500,000	528,383
5% 7/1/35	900,000	950,587
5% 7/1/41	525,000	551,588
Arizona Ctfs. of Prtn. Series 2015:
5% 9/1/27	290,000	310,143
5% 9/1/27 (Pre-Refunded to 9/1/25 @ 100)	1,210,000	1,293,685
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	470,975
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.336%, tender 1/1/37 (b)(c)	1,000,000	943,926
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,094,733
5% 12/1/42	2,325,000	2,394,420
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	2,005,000	1,829,257
5% 2/1/40	700,000	750,030
Series 2021 A:
4% 2/1/39	500,000	487,874
4% 2/1/40	1,000,000	970,525
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	196,881
4% 9/1/36	355,000	348,345
4% 9/1/46	1,000,000	926,532
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,642,797
Series 2017A, 5% 7/1/31	385,000	422,927
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/43	1,000,000	1,080,448
Series 2020 A:
4% 7/1/40	1,300,000	1,307,515
5% 7/1/39	390,000	430,990
5% 7/1/43	2,925,000	3,190,147
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	373,309
5% 7/1/28	500,000	531,607
5% 7/1/29	455,000	483,123
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	530,801
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	3,819,791
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,005,663
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,002,504
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,545,249
5% 7/1/32	1,000,000	1,094,726
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	939,614
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	249,930
5% 7/1/33	435,000	415,344
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,067,444
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,085,249
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,106,051
Series 2019 A:
5% 9/1/29	310,000	339,258
5% 9/1/33	275,000	296,175
5% 9/1/34	680,000	729,842
5% 9/1/35	395,000	423,127
Series 2021 A, 4% 9/1/51	1,500,000	1,373,294
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	405,911
6% 1/1/48 (e)	500,000	374,015
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,319,061
5% 7/1/34	585,000	649,184
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	200,000	215,270
Series C, 5%, tender 10/18/24 (b)	125,000	130,723
Series 2016 A:
5% 1/1/23	40,000	40,355
5% 1/1/25	105,000	110,732
5% 1/1/34	2,935,000	3,123,120
5% 1/1/38	2,320,000	2,439,393
Series 2019 F, 4% 1/1/45	1,000,000	950,439
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	385,810
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	676,201
Series 2019 A, 5% 7/1/37	1,000,000	1,100,109
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,091,509
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,299,174
Series D, 4% 7/1/34	350,000	369,545
Maricopa County Unified School District #69 Paradise Valley Series 2022, 5% 7/1/31	105,000	122,303
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,125,448
5% 7/1/38	3,850,000	4,080,086
Series 2016, 5% 7/1/39	2,270,000	2,403,984
Mesa Util. Sys. Rev.:
Series 2019 A, 5% 7/1/43	2,015,000	2,193,616
Series 2021:
4% 7/1/35	1,000,000	1,039,881
5% 7/1/45	1,000,000	1,106,746
Northern Arizona Univ. Revs.:
Series 2014, 5% 6/1/29	500,000	517,784
Series 2015, 5% 6/1/30	1,000,000	1,055,992
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,106,782
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,117,194
5% 7/1/29 (d)	500,000	507,772
Series 2015 A, 5% 7/1/45	4,100,000	4,272,174
Series 2017 A:
5% 7/1/33 (d)	25,000	26,595
5% 7/1/35 (d)	2,425,000	2,565,331
5% 7/1/42 (d)	2,000,000	2,076,952
Series 2017 D, 5% 7/1/31	2,000,000	2,190,484
Series 2019 A, 5% 7/1/49	2,220,000	2,344,274
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	207,513
5% 7/1/35	1,000,000	1,085,306
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,433,256
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2022, 5% 7/1/37	1,000,000	1,141,810
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,075,796
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A:
5% 7/1/35	1,190,000	1,360,454
5% 7/1/39	2,700,000	3,014,849
5% 7/1/45	2,000,000	2,186,553
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,199,446
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,510,451
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	380,661
5% 7/1/27 (d)	400,000	400,809
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/27	1,745,000	1,799,227
Pima County Indl. Dev. Auth. Rev. Series 2021 A, 4% 4/1/46	2,000,000	1,811,091
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,690,891
Series 2019 A, 5% 1/1/35	395,000	443,543
Series A, 5% 1/1/37	880,000	980,385
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	3,069,531
5.5% 12/1/29	3,000,000	3,309,564
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	419,782
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	343,294
5% 7/1/29	500,000	543,576
5% 7/1/30	325,000	352,706
5% 7/1/31	375,000	406,399
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	1,000,000	785,747
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,091,425
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,038,934
Series 2015 A, 5% 6/1/30	2,500,000	2,651,546
Series 2016, 5% 6/1/38	1,000,000	1,060,735
Series 2019 A, 5% 6/1/41	1,965,000	2,142,582
Series 2020 C, 5% 8/1/28	900,000	1,017,154
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/28	1,315,000	1,488,026
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,045,684
Series 2016, 5% 8/1/36	1,305,000	1,347,715
Series 2019:
4% 8/1/43	350,000	334,322
5% 8/1/24	325,000	337,284
5% 8/1/25	400,000	422,540
5% 8/1/26	600,000	642,271
5% 8/1/27	625,000	676,202
5% 8/1/39	1,060,000	1,110,014
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,074,372
TOTAL ARIZONA		147,551,166
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	95,000	97,677
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	435,874	247,415
5.625% 7/1/27	50,000	52,993
5.625% 7/1/29	150,000	161,279
5.75% 7/1/31	365,000	399,591
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	44,101
5% 7/1/27	125,000	135,024
5% 7/1/32	95,000	104,115
TOTAL PUERTO RICO		1,144,518
TOTAL MUNICIPAL BONDS (Cost $155,535,204)		148,793,361

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $155,535,204)	148,793,361
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,068,592
NET ASSETS - 100.0%	149,861,953

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $779,926 or 0.5% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	148,793,361	-	148,793,361	-
Total Investments in Securities:	148,793,361	-	148,793,361	-
Fidelity® Arizona Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $155,535,204):		$148,793,361
Cash		538,318
Receivable for fund shares sold		929
Interest receivable		1,322,776
Other receivables		369
Total assets		150,655,753
Liabilities
Payable for fund shares redeemed	$614,923
Distributions payable	108,877
Accrued management fee	70,000
Total Liabilities		793,800
Net Assets		$149,861,953
Net Assets consist of:
Paid in capital		$156,780,182
Total accumulated earnings (loss)		(6,918,229)
Net Assets		$149,861,953
Net Asset Value , offering price and redemption price per share ($149,861,953 ÷ 13,374,127 shares)		$11.21

Statement of Operations
		Year ended August 31, 2022
Investment Income
Interest		$4,516,736
Expenses
Management fee	$948,468
Independent trustees' fees and expenses	582
Total expenses before reductions	949,050
Expense reductions	(3,250)
Total expenses after reductions		945,800
Net Investment income (loss)		3,570,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(199,478)
Total net realized gain (loss)		(199,478)
Change in net unrealized appreciation (depreciation) on investment securities		(19,755,644)
Net gain (loss)		(19,955,122)
Net increase (decrease) in net assets resulting from operations		$(16,384,186)

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,570,936	$3,813,140
Net realized gain (loss)	(199,478)	603,142
Change in net unrealized appreciation (depreciation)	(19,755,644)	1,509,583
Net increase (decrease) in net assets resulting from operations	(16,384,186)	5,925,865
Distributions to shareholders	(4,211,626)	(4,496,086)
Share transactions
Proceeds from sales of shares	33,089,748	35,061,844
Reinvestment of distributions	2,691,125	2,813,122
Cost of shares redeemed	(55,337,086)	(28,166,131)
Net increase (decrease) in net assets resulting from share transactions	(19,556,213)	9,708,835
Total increase (decrease) in net assets	(40,152,025)	11,138,614

Net Assets
Beginning of period	190,013,978	178,875,364
End of period	$149,861,953	$190,013,978

Other Information
Shares
Sold	2,769,731	2,787,014
Issued in reinvestment of distributions	225,086	224,116
Redeemed	(4,664,588)	(2,239,628)
Net increase (decrease)	(1,669,771)	771,502

Fidelity® Arizona Municipal Income Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.53	$12.52	$11.82	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.248	.257	.277	.298	.300
Net realized and unrealized gain (loss)	(1.379)	.148	.009	.698	(.309)
Total from investment operations	(1.131)	.405	.286	.996	(.009)
Distributions from net investment income	(.247)	(.257)	(.276)	(.296)	(.300)
Distributions from net realized gain	(.042)	(.048)	-	-	(.081)
Total distributions	(.289)	(.305)	(.276)	(.296)	(.381)
Net asset value, end of period	$11.21	$12.63	$12.53	$12.52	$11.82
Total Return C	(9.07)%	3.27%	2.33%	8.56%	(.05)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.07%	2.04%	2.23%	2.49%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$149,862	$190,014	$178,875	$180,860	$170,557
Portfolio turnover rate F	10%	8%	17%	13%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance August 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Arizona Municipal Money Market Fund	1.13%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	93.2
31 - 60	6.5
91 - 180	0.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Arizona Municipal Money Market Fund
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Variable Rate Demand Note - 40.0%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.85% 9/7/22, VRDN (b)(c)	300,000	300,000
West Jefferson Indl. Dev. Series 2008, 1.79% 9/7/22, VRDN (b)	100,000	100,000
TOTAL ALABAMA		400,000
Arizona - 37.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 1.5% 9/7/22, VRDN (b)	1,250,000	1,250,000
Series 2008 B, 1.47% 9/7/22, VRDN (b)	1,500,000	1,500,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 0.98% 9/1/22, LOC Bank of America NA, VRDN (b)	300,000	300,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.71% 9/7/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	1,900,000	1,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.77% 9/7/22, VRDN (b)	1,200,000	1,200,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.68% 9/7/22, LOC Bank of America NA, VRDN (b)	200,000	200,000
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Lucas Apts. Proj.) Series 2003, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	10,500,000	10,500,000
(Village Square Apts. Proj.) Series 2004, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	3,400,000	3,400,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 1.84% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	2,765,000	2,765,000
TOTAL ARIZONA		23,015,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.85% 9/7/22, VRDN (b)(c)	100,000	100,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 1.69% 9/7/22, VRDN (b)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	200,000	200,000
TOTAL KANSAS		300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.95% 9/7/22, VRDN (b)	100,000	100,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.85% 9/7/22, VRDN (b)(c)	100,000	100,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.75% 9/7/22, VRDN (b)(c)	700,000	700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $24,715,000)		24,715,000

Tender Option Bond - 40.9%
	Principal Amount (a)	Value ($)
Arizona - 39.2%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 1.12% 9/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	2,500,000	2,500,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN:
Series 20 XF 09 90, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	280,000	280,000
Series XM 10 13, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	700,000	700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,915,000	2,915,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,500,000	6,500,000
Maricopa County Rev. Participating VRDN:
Series XL 01 52, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	705,000	705,000
Series ZF 12 05, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,665,000	1,665,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Solar 17 0026, 1.72% 9/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	4,400,000	4,400,000
Series XM 10 12, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 1.77% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	2,100,000	2,100,000
Series YX 11 54, 1.72% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	935,000	935,000
TOTAL ARIZONA		24,200,000
California - 0.2%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DBE 80 11, 1.81% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	155,000	155,000
Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	300,000	300,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	100,000	100,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	190,000	190,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 1.89% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)(e)	100,000	100,000
Ohio - 0.3%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	95,000	95,000
Ohio Hosp. Rev. Participating VRDN Series 002, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	100,000	100,000
TOTAL OHIO		195,000
TOTAL TENDER OPTION BOND (Cost $25,240,000)		25,240,000

Other Municipal Security - 10.8%
	Principal Amount (a)	Value ($)
Arizona - 10.8%
Arizona Ctfs. of Prtn. Bonds:
Series 2015:
5% 9/1/22	35,000	35,000
5% 9/1/22 (Escrowed to Maturity)	115,000	115,000
Series 2019 A, 5% 10/1/22 (Escrowed to Maturity)	3,000,000	3,009,421
Maricopa County Rev. Bonds Series B, 5%, tender 10/18/22 (b)	235,000	236,404
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2021 A, 5% 1/1/23	145,000	146,616
Series 2022 C, 1.39% 9/7/22, CP	3,100,000	3,100,000

TOTAL OTHER MUNICIPAL SECURITY (Cost $6,642,441)		6,642,441

Investment Company - 8.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.45% (f)(g) (Cost $5,069,007)	5,068,048	5,069,007

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $61,666,448)	61,666,448
NET OTHER ASSETS (LIABILITIES) - 0.1%	35,334
NET ASSETS - 100.0%	61,701,782

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.45%	9,008,929	19,587,999	23,528,000	25,563	79	-	5,069,007	0.3%
Total	9,008,929	19,587,999	23,528,000	25,563	79	-	5,069,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Arizona Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$56,597,441
Unaffiliated issuers (cost $56,597,441)
Fidelity Central Funds (cost $5,069,007)	5,069,007

Total Investment in Securities (cost $61,666,448)		$61,666,448
Receivable for fund shares sold		5,002
Interest receivable		166,300
Distributions receivable from Fidelity Central Funds		7,456
Other receivables		98
Total assets		61,845,304
Liabilities
Payable to custodian bank	67,429
Payable for fund shares redeemed	46,127
Distributions payable	4,138
Accrued management fee	25,828
Total Liabilities		143,522
Net Assets		$61,701,782
Net Assets consist of:
Paid in capital		$61,700,506
Total accumulated earnings (loss)		1,276
Net Assets		$61,701,782
Net Asset Value , offering price and redemption price per share ($61,701,782 ÷ 61,584,872 shares)		$1.00

Statement of Operations
		Year ended August 31, 2022
Investment Income
Interest		$266,965
Income from Fidelity Central Funds		25,436
Total Income		292,401
Expenses
Management fee	$339,027
Independent trustees' fees and expenses	229
Total expenses before reductions	339,256
Expense reductions	(160,832)
Total expenses after reductions		178,424
Net Investment income (loss)		113,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,269
Fidelity Central Funds	79
Capital gain distributions from Fidelity Central Funds	127
Total net realized gain (loss)		2,475
Net increase in net assets resulting from operations		$116,452

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,977	$7,857
Net realized gain (loss)	2,475	16,477
Net increase in net assets resulting from operations	116,452	24,334
Distributions to shareholders	(113,975)	(61,874)
Share transactions
Proceeds from sales of shares	6,507,621	8,024,955
Reinvestment of distributions	105,436	52,025
Cost of shares redeemed	(18,145,911)	(20,629,280)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,532,854)	(12,552,300)
Total increase (decrease) in net assets	(11,530,377)	(12,589,840)

Net Assets
Beginning of period	73,232,159	85,821,999
End of period	$61,701,782	$73,232,159

Other Information
Shares
Sold	6,507,621	8,024,955
Issued in reinvestment of distributions	105,436	52,025
Redeemed	(18,145,911)	(20,629,280)
Net increase (decrease)	(11,532,854)	(12,552,300)

Fidelity® Arizona Municipal Money Market Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.002	- B	.006	.012	.008
Net realized and unrealized gain (loss)	- B	.001	- B	- B	- B
Total from investment operations	.002	.001	.006	.012	.008
Distributions from net investment income	(.002)	- B	(.006)	(.012)	(.008)
Distributions from net realized gain	-	(.001)	- B	- B	-
Total distributions	(.002)	(.001)	(.006)	(.012)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	.18%	.08%	.61%	1.16%	.78%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.26%	.10%	.39%	.50%	.50%
Expenses net of all reductions	.26%	.10%	.39%	.50%	.50%
Net investment income (loss)	.17%	.01%	.61%	1.16%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$61,702	$73,232	$85,822	$92,735	$107,238

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended August 31, 2022

1. Organization.
Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares.   Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.
Effective after the close of business on July 15, 2022, Fidelity Arizona Municipal Money Market Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:
For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's   Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to market discount and   losses deferred due to excise tax regulations.
The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund.	$ 155,476,905	$ 1,150,371	$ (7,833,915)	$ (6,683,544)
Fidelity Arizona Municipal Money Market Fund	61,666,448	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund.	$ 9,200	$-	$ -	$ -	$ (6,683,544)
Fidelity Arizona Municipal Money Market Fund	2	-	1,273	-	-

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to August 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Arizona Municipal Income Fund.	$ (243,885)

The tax character of distributions paid was as follows:
August 31, 2022
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Arizona Municipal Income Fund.	$ 3,564,168	$ -	$ 647,458	$ -	$ 4,211,626
Fidelity Arizona Municipal Money Market Fund	113,975	-	-	-	113,975
August 31, 2021
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Fidelity Arizona Municipal Income Fund.	$ 3,807,123	$ -	$ 688,963	$ -	$ 4,496,086
Fidelity Arizona Municipal Money Market Fund	7,840	11,462	42,572	-	61,874

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	16,665,835	31,772,680

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Arizona Municipal Income Fund	-	1,692,528	30,751
Fidelity Arizona Municipal Money Market Fund	6,692,528	7,100,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $160,359.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Arizona Municipal Income Fund	$ 3,250
Fidelity Arizona Municipal Money Market Fund	473
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
10. Proposed Reorganization
The Board of Trustees of Fidelity Arizona Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund.   The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Arizona Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Arizona Municipal Money Market Fund on the day the reorganization is effective.
A meeting of shareholders of Fidelity Arizona Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization.   If approved by shareholders, the reorganization is expected to become effective on December 2, 2022.   The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II) (hereafter collectively referred to as the "Funds") as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 297 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Arizona Municipal Income Fund	.55%
Actual		$ 1,000	$ 940.00	$ 2.69
Hypothetical- B		$ 1,000	$ 1,022.43	$ 2.80

Fidelity® Arizona Municipal Money Market Fund **	.45%
Actual		$ 1,000	$ 1,001.80	$ 2.27 **
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29 **

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Arizona Municipal Money Market Fund	.50%
Actual		$ 2.52
Hypothetical - B		$ 2.55

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$44,406
Fidelity Arizona Municipal Money Market Fund	$1,863

During fiscal year ended 2022, 100% of each fund's income dividends were free from federal income tax, and 7.38% and 36.24% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.536826.125
AZI-SPZ-ANN-1022

Item 2.

Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$30,500	$2,400	$2,000	$1,000
Fidelity Municipal Money Market Fund	$36,700	$2,800	$2,000	$1,300

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$29,600	$2,500	$1,900	$1,200
Fidelity Municipal Money Market Fund	$35,800	$3,000	$1,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A	August 31, 2021A
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A	August 31, 2021A
PwC	$13,246,700	$14,285,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022